Liquidity Risk - Summary of External Term Issuance, Sterling Equivalent (Details) - Liquidity risk - GBP (£) £ in Billions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 23.6	£ 17.1
Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	3.3	1.4
Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	2.8	1.4
Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5	0.0
Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	20.3	15.7
Santander UK plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	1.0
Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	0.0
Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	3.0
Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.1	0.0
Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	20.2	11.7
Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	£ 0.0
Sterling
Disclosure of detailed information about borrowings [line items]
Borrowings	20.8
Sterling | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5
Sterling | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Sterling | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5
Sterling | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	20.3
Sterling | Santander UK plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Sterling | Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Sterling | Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Sterling | Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.1
Sterling | Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	20.2
Sterling | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	2.2
US Dollar | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	2.2
US Dollar | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	2.2
US Dollar | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6
Euro | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6
Euro | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6
Euro | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0.0